Variable Interest Entities Consolidated VIE's Bond Table (Details) - USD ($)		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013
Property Loan [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Available for Sale Security and Property Loan Receivable, Maximum Exposure		$ 11,062,617	$ 10,580,372
Available for Sale Security and Property Loan Receivable, Carrying Value		5,010,615	4,930,615
Available-for-sale Securities [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Available for Sale Security and Property Loan Receivable, Maximum Exposure		67,095,817	24,754,297
Available for Sale Security and Property Loan Receivable, Carrying Value		70,124,638	26,234,563
Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Available-for-sale Securities, Held in Trust, at Par Value		14,731,000	14,897,000
Investment Income, Net		$ 929,279	$ 939,229
Variable Interest Entity, Primary Beneficiary [Member] | Bent Tree [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Available-for-sale Security, Maturity Date at a point in time		Dec. 15, 2030
Debt Instrument, Interest Rate, Stated Percentage		6.25%	6.25%
Available-for-sale Securities, Held in Trust, at Par Value		$ 7,465,000	$ 7,542,000
Investment Income, Net		$ 468,859	$ 473,438
Variable Interest Entity, Primary Beneficiary [Member] | Fairmont Oaks [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Available-for-sale Security, Maturity Date at a point in time		Apr. 01, 2033
Debt Instrument, Interest Rate, Stated Percentage		6.30%	6.30%
Available-for-sale Securities, Held in Trust, at Par Value		$ 7,266,000	$ 7,355,000
Investment Income, Net		$ 460,420	$ 465,791
Ashley Square [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Available-for-sale Security, Maturity Date at a point in time	[1]	Dec. 01, 2025	Dec. 01, 2025
Debt Instrument, Interest Rate, Stated Percentage	[1]	6.25%	6.25%
Ashley Square [Member] | Property Loan [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Available for Sale Security and Property Loan Receivable, Maximum Exposure		$ 7,534,002	$ 7,131,757
Available for Sale Security and Property Loan Receivable, Carrying Value		1,482,000	1,482,000
Ashley Square [Member] | Available-for-sale Securities [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Available for Sale Security and Property Loan Receivable, Maximum Exposure		5,159,000	5,212,000
Available for Sale Security and Property Loan Receivable, Carrying Value		$ 5,645,559	5,212,000
Cross Creek [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Available-for-sale Security, Maturity Date at a point in time		Mar. 01, 2049
Debt Instrument, Interest Rate, Stated Percentage		6.15%
Cross Creek [Member] | Property Loan [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Available for Sale Security and Property Loan Receivable, Maximum Exposure		$ 3,528,615	3,448,615
Available for Sale Security and Property Loan Receivable, Carrying Value		3,528,615	3,448,615
Cross Creek [Member] | Available-for-sale Securities [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Available for Sale Security and Property Loan Receivable, Maximum Exposure		6,074,817	6,042,297
Available for Sale Security and Property Loan Receivable, Carrying Value		8,617,079	7,522,563
Tyler Park Apartments [Member] | Property Loan [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Available for Sale Security and Property Loan Receivable, Maximum Exposure		0	0
Available for Sale Security and Property Loan Receivable, Carrying Value		0	0
Tyler Park Apartments [Member] | Available-for-sale Securities [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Available for Sale Security and Property Loan Receivable, Maximum Exposure		8,100,000	8,100,000
Available for Sale Security and Property Loan Receivable, Carrying Value		8,100,000	8,100,000
Westside Village Market [Member] | Property Loan [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Available for Sale Security and Property Loan Receivable, Maximum Exposure		0	0
Available for Sale Security and Property Loan Receivable, Carrying Value		0	0
Westside Village Market [Member] | Available-for-sale Securities [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Available for Sale Security and Property Loan Receivable, Maximum Exposure		5,400,000	5,400,000
Available for Sale Security and Property Loan Receivable, Carrying Value		$ 5,400,000	$ 5,400,000

[1]	Bonds owned by ATAX TEBS I, LLC, Note 11